Non-Cash Transactions - Non-cash Investing Activities (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Noncash Investing Activities [Abstract]
Increase in property, plant and equipment	$ 23,164	$ 27,979	$ 26,069
Other payables	1,002	571	806
Non-cash investing activities	$ 24,166	$ 28,550	$ 26,875